MAYER, BROWN & PLATT
                         2000 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20006-1882




KATHY KRESCH INGBER                                              Main Telephone
Direct Dial (202) 955-0820                                       202-463-2000
kingber@mayerbrown.com                                           Main Fax
                                                                 202-861-0473




                                                   May 14, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

                  Re: Security Life of Denver Insurance Company Security Life Separate Account L1
                           (File No. 811-8292)

Dear Sir or Madam:

         Transmitted herewith for filing pursuant to Rule 497(d) under the Securities Act of 1933, as amended, is a Supplement dated May 14, 1997, to the current effective Prospectus of Security Life Separate Account L1, dated May 1, 1997, with respect to the Strategic Advantage Variable Universal Life policy (File No. 33-88148).

         Please contact me at the above-referenced number if you have any questions concerning this matter.


                                               Very truly yours,


                                               /s/ Kathy Kresch Ingber
                                               Kathy Kresch Ingber
                                               Counsel


Attachment
cc:   Edward MacDonald, Esq.

                          SUPPLEMENT dated May 14, 1997
                       to the Prospectus dated May 1, 1997
                                       for
                   STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    issued by
                    Security Life of Denver Insurance Company
                                       and
                        Security Life Separate Account L1



The following replaces the Refund of Sales Charges section on page 38:

Refund of Sales Charges

If the Policy has not lapsed, we will, upon full surrender of the Policy within the first two Policy years, refund a portion of the sales charges previously deducted from premiums paid. In the first Policy year, the amount of the refund is equal to 5% of the premiums paid in that year. In the second Policy year, the refund is equal to 2.5% of the premiums paid in the first Policy year. After the second Policy anniversary, there is no refund of sales charges.